INVESTMENTS IN AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 18,777	$ 16,316
Deposits
Debt Securities, Available-for-Sale [Line Items]
Fair value	153	51
Bonds pledged | Bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 168	$ 117